Real Estate Assets, Net - Asset Acquisitions (FY) (Details) - Cottonwood West Palm (formerly "Luma at West Palm Beach")	May 30, 2019 USD ($)
Business Acquisition [Line Items]
Building	$ 52,276,096
Land	9,379,895
Land Improvements	1,278,260
Personal Property	2,015,778
Intangible	1,503,325
Total	$ 66,453,354